UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Capital Funds (Delaware) P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1.   Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

July 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK —92.6%
	Consumer Discretionary — 16.4%
77,300	Aeropostale (1)	1,169,549
46,600	Ameristar Casinos	1,233,502
20,400	Bally Technologies (1)	1,462,272
11,700	Brinker International	469,755
8,400	Brunswick	317,100
128,800	Callaway Golf	924,784
10,468	Children’s Place (1)	565,691
23,700	Domino’s Pizza	1,483,146
16,100	Elizabeth Arden (1)	661,066
49,600	Finish Line Class A	1,104,096
16,100	Fortune Brands Home & Security	665,091
9,200	Group 1 Automotive	669,668
23,400	Harman International Industries (1)	1,416,402
18,000	Home Inns & Hotels Management ADR (1)	500,580
46,600	Ignite Restaurant Group (1)	746,066
16,200	John Wiley & Sons Class A	731,106
13,000	LeapFrog Enterprises Class A (1)	149,760
25,100	LKQ (1)	654,357
19,600	Red Robin Gourmet Burgers (1)	1,114,848
46,600	SHFL Entertainment (1)	1,060,150
27,800	Six Flags Entertainment	1,022,762
51,334	Standard Parking (1)	1,181,709
12,600	Steiner Leisure (1)	730,044
109,500	Stewart Enterprises Class A	1,438,830
33,208	Waste Connections	1,436,578
		22,908,912
	Consumer Staples — 2.7%
15,800	Casey’s General Stores	1,046,434
17,500	Core-Mark Holding	1,096,375
148,500	Dean Foods (1)	1,618,650
		3,761,459
	Financial Services — 17.2%
17,900	Amerisafe	639,567
30,313	Blackstone Mortgage Trust REIT Class A	766,312
53,600	Brown & Brown	1,768,264
50,625	Colonial Properties Trust REIT	1,225,631
23,818	Equity Lifestyle Properties REIT	916,755
53,200	First Horizon National	655,956
44,100	First Midwest Bancorp	673,407
58,300	FirstMerit	1,307,086
35,500	FXCM Class A	585,750
48,900	Genpact	997,071
46,700	HFF Class A	980,700
26,300	Lakeland Financial	829,765
41,881	LaSalle Hotel Properties REIT	1,128,274
2,466	Markel (1)	1,306,980
26,479	Mid-America Apartment Communities REIT	1,788,656
11,400	Ocwen Financial (1)	542,868
75,400	Old National Bancorp	1,086,514
68,335	Parkway Properties REIT	1,195,863
8,300	Primerica	340,632
19,100	ProAssurance	1,022,423
76,559	Redwood Trust REIT	1,296,910
14,900	Reinsurance Group of America Class A	1,014,541
22,300	Simmons First National Class A	609,905
12,129	Stifel Financial (1)	456,657
64,200	Susquehanna Bancshares	853,860
		23,990,347
	Healthcare — 11.7%
8,500	Centene (1)	471,495
24,000	Cepheid (1)	836,880
11,300	Cooper	1,439,055
26,600	Fluidigm (1)	472,416
26,900	Haemonetics (1)	1,135,718
55,300	HealthSouth	1,800,568
218,800	Lexicon Pharmaceuticals (1)	542,624
18,100	LifePoint Hospitals (1)	889,796
24,400	Masimo	568,276
5,200	Onyx Pharmaceuticals (1)	682,760
39,600	Parexel International (1)	1,958,220
13,200	Quality Systems	301,884
17,700	Salix Pharmaceuticals (1)	1,308,030
19,000	Sirona Dental Systems (1)	1,341,400
18,400	Spectranetics (1)	331,568
7,200	Techne	530,928
112,518	Unilife (1)	317,301
26,900	Volcano (1)	537,193
11,400	West Pharmaceutical Services	840,864
		16,306,976
	Materials & Processing — 8.7%
7,200	Armstrong World Industries (1)	360,576
79,800	Berry Plastics Group (1)	1,840,188
7,800	Compass Minerals International	589,680
46,200	Globe Specialty Metals	551,166
26,300	Hexcel (1)	926,023
34,500	Horsehead Holding (1)	422,625
20,700	Innophos Holdings	1,031,688
14,800	Kaiser Aluminum	965,700
15,300	Minerals Technologies	703,800
20,900	MRC Global (1)	560,538
22,100	Packaging Corp. of America	1,188,759
40,200	Ply Gem Holdings (1)	753,348
92,900	Pretium Resources (1)	784,076
24,400	Simpson Manufacturing	805,688

Shares		Value $

16,906	Taminco (1)	385,457
8,500	Universal Forest Products	350,625
		12,219,937
	Other Energy — 4.6%
43,600	Carrizo Oil & Gas (1)	1,380,812
56,100	Helix Energy Solutions Group (1)	1,423,257
69,200	Jones Energy Class A (1)	972,952
57,000	Laredo Petroleum Holdings (1)	1,248,870
34,000	StealthGas (1)	343,060
51,900	Thermon Group Holdings (1)	1,038,519
		6,407,470
	Producer Durables — 17.0%
54,400	ABM Industries	1,408,960
14,000	Allegiant Travel Class A	1,363,320
30,500	Applied Industrial Technologies	1,590,880
15,800	AZZ	597,714
10,100	Belden	591,961
10,000	Bristow Group	680,100
43,400	Compass Diversified Holdings	765,142
60,654	Cott	507,674
36,800	EnerSys	1,947,456
6,500	EnPro Industries (1)	369,395
9,400	Genesee & Wyoming Class A (1)	842,804
56,700	Great Lakes Dredge & Dock	436,023
26,716	IDEX	1,593,609
23,800	MTS Systems	1,500,590
27,800	MYR Group (1)	600,480
16,300	On Assignment (1)	497,639
9,200	OSI Systems (1)	647,588
40,900	Pinnacle Foods	1,041,723
40,100	Primoris Services	834,080
15,300	Regal-Beloit	989,604
25,800	Roadrunner Transportation Systems (1)	779,934
21,800	RPX (1)	380,192
19,800	Spirit Airlines (1)	654,390
10,286	Teekay	408,046
14,800	Towers Watson Class A	1,246,604
61,800	Wabash National (1)	663,114
16,300	Zebra Technologies Class A (1)	752,571
		23,691,593
	Technology — 9.2%
144,500	Atmel (1)	1,141,550
42,600	Cadence Design Systems (1)	621,108
12,680	Comverse (1)	397,137
57,900	Entegris (1)	551,787
34,800	Fabrinet (1)	515,388
30,200	Fairchild Semiconductor International Class A (1)	381,124
7,100	Gartner (1)	426,071
112,600	Integrated Device Technology (1)	1,014,526
53,600	JDS Uniphase (1)	786,312
35,200	M (1)	564,256
19,900	Monolithic Power Systems	520,982
40,800	Nanometrics (1)	626,688
38,500	Netscout Systems (1)	1,021,405
60,760	PTC (1)	1,645,381
111,900	Sapient (1)	1,534,149
12,200	Scansource (1)	434,442
18,483	Verint Systems (1)	661,322
		12,843,628
	Utilities — 5.1%
32,800	Cleco	1,591,128
34,600	IDACORP	1,825,842
58,422	NorthWestern	2,465,408
19,300	SJW	538,277
14,400	UNS Energy	732,240
		7,152,895
	TOTAL COMMON STOCK (Cost $97,489,259)	129,283,217

	TOTAL INVESTMENTS — 92.6% (Cost $97,489,259)*	129,283,217
	OTHER ASSETS LESS LIABILITIES — 7.4%	10,399,611
	NET ASSETS — 100%	$139,682,828

(1)   Denotes non-income producing security.

ADR — American Depositary Receipt

REIT— Real Estate Investment Trust

* At July 31, 2013, the tax basis cost of the Fund’s investments was $97,489,259 and the unrealized appreciation and depreciation were $32,926,861 and $(1,132,903), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments

July 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 99.1%
	Australia — 2.2%
337,576	Brambles	2,755,153
107,644	Newcrest Mining	1,183,326
		3,938,479
	Canada — 4.0%
14,566	Canadian Pacific Railway	1,788,735
80,925	Suncor Energy	2,557,517
34,305	Toronto-Dominion Bank	2,891,092
		7,237,344
	France — 14.5%
26,723	Arkema	2,678,770
56,844	BNP Paribas	3,677,905
26,530	Essilor International	2,968,249
12,304	Kering	2,817,048
16,640	L’Oreal	2,788,165
50,692	Safran	2,976,725
40,773	Sanofi	4,348,621
50,220	Schneider Electric	3,995,927
		26,251,410
	Germany — 11.2%
26,455	Adidas	2,949,299
44,512	Daimler	3,092,295
66,583	Deutsche Bank	3,003,268
69,923	GEA Group	2,885,087
39,052	HeidelbergCement	2,999,764
292,684	Infineon Technologies	2,583,101
65,606	Symrise	2,832,209
		20,345,023
	Hong Kong — 4.9%
769,600	AIA Group	3,646,759
338,000	Hongkong Land Holdings	2,288,260
84,072	Jardine Strategic Holdings	2,897,121
		8,832,140
	India — 1.7%
1,092,317	Idea Cellular (1)	3,035,062

	Israel — 2.0%
64,292	Check Point Software Technologies (1)	3,620,282

	Japan — 17.9%
66,600	Astellas Pharma	3,571,137
33,700	East Japan Railway	2,715,688
19,700	FANUC	2,989,909
442,000	Hitachi	2,970,442
53,300	Nippon Telegraph & Telephone	2,686,503
258,000	Sekisui Chemical	2,592,912
87,200	Seven & I Holdings	3,295,271
17,100	SMC	3,627,484
108,100	Sumitomo Mitsui Financial Group	4,951,777
124,200	Suzuki Motor	2,982,272
		32,383,395
	Mexico — 0.2%
68,771	Grupo Financiero Banorte Class O	433,805

	Netherlands — 1.6%
41,126	Heineken	2,888,799

	Norway — 3.2%
178,859	DnB NOR	2,979,061
134,152	Statoil	2,909,419
		5,888,480
	Russia — 1.5%
233,890	Sberbank Savings Bank of the Russian Federation ADR	2,710,785

	Singapore — 1.5%
206,000	DBS Group Holdings	2,707,007

	South Korea — 1.8%
15,811	Hyundai Motor	3,272,188

	Spain — 1.1%
213,715	Banco Bilbao Vizcaya Argentaria	2,023,765

	Switzerland — 9.6%
65,740	Julius Baer Group	2,986,341
54,256	Nestle	3,675,889
20,168	Roche Holding	4,968,722
7,263	Syngenta	2,882,598
10,730	Zurich Insurance Group	2,888,155
		17,401,705
	United Kingdom — 20.2%
601,688	Barclays	2,635,217
202,183	BG Group	3,649,351
108,537	BHP Billiton	3,102,472
181,315	Capita	2,876,877
443,687	Centrica	2,639,106
96,491	Diageo	3,015,023
328,800	HSBC Holdings	3,740,422
469,622	Premier Oil	2,576,902

Shares		Value $

159,299	Prudential	2,828,051
108,718	Shire	3,972,627
929,349	Vodafone Group	2,792,218
150,411	WPP	2,709,160
		36,537,426
	TOTAL COMMON STOCK (Cost $168,035,783)	179,507,095
	TOTAL INVESTMENTS — 99.1% (Cost $168,035,783)*	179,507,095
	OTHER ASSETS LESS LIABILITIES — 0.9%	1,593,602
	NET ASSETS — 100%	$181,100,697

(1)  Denotes non-income producing security.

ADR — American Depositary Receipt

* At July 31, 2013, the tax basis cost of the Fund’s investments was $168,035,783, and the unrealized appreciation and depreciation were $17,238,316 and $(5,767,004), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements
July 31, 2013 (unaudited)

The following is a summary of the inputs used as of July 31, 2013, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$129,283,217	$—	$—	$129,283,217
Total Investments in Securities	$129,283,217	$—	$—	$129,283,217

Schroder International Alpha Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$179,507,095	$—	$—	$179,507,095
Total Investments in Securities	$179,507,095	$—	$—	$179,507,095

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)              All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2013 through July 31, 2013 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 27, 2013

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 27, 2013

*     Print the name and title of each signing officer under his or her signature.